T. ROWE PRICE Growth Stock Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.4%
COMMUNICATION SERVICES 11.6%
Entertainment 1.9%
Netflix (1) 1,700,131 400,279
Sea, ADR (1) 3,234,371 181,286
Spotify Technology (1) 2,893,961 249,749
831,314
Interactive Media & Services 9.1%
Alphabet, Class A (1) 19,569,279 1,871,802
Alphabet, Class C (1) 16,767,125 1,612,159
Match Group (1) 3,831,528 182,955
Meta Platforms, Class A (1) 2,743,618 372,254
4,039,170
Media 0.6%
Trade Desk, Class A (1) 4,122,360 246,311
246,311
Total Communication Services 5,116,795
CONSUMER DISCRETIONARY 26.1%
Automobiles 7.9%
Ferrari  2,634,747 487,428
Rivian Automotive, Class A (1) 46,318,513 1,524,342
Tesla (1) 5,644,410 1,497,180
3,508,950
Diversified Consumer Services 0.2%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $44,697
(INR) (1)(2)(3) 28,035 85,071
85,071
Hotels, Restaurants & Leisure 3.9%
Booking Holdings (1) 187,692 308,417
Chipotle Mexican Grill (1) 390,928 587,471
Expedia Group (1) 2,662,600 249,459
Las Vegas Sands (1) 8,649,158 324,516
Wynn Resorts (1) 4,197,360 264,560
1,734,423
Internet & Direct Marketing Retail 11.7%
Amazon.com (1) 42,790,265 4,835,300
Coupang (1) 12,756,700 212,654
DoorDash, Class A (1) 1,758,099 86,938
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $20,584 (1)(2)(3) 444,245 21,537
T. ROWE PRICE Growth Stock Fund

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $1,075 (1)(2)(3) 23,209 1,125
5,157,554
Leisure Products 0.1%
Peloton Interactive, Class A (1) 9,746,352 67,542
67,542
Specialty Retail 2.1%
Carvana (1) 2,659,186 53,982
Floor & Decor Holdings, Class A (1) 2,032,172 142,780
Ross Stores  8,753,271 737,638
934,400
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica (1) 348,522 97,433
97,433
Total Consumer Discretionary 11,585,373
HEALTH CARE 12.4%
Biotechnology 0.9%
Argenx, ADR (1) 727,462 256,830
Moderna (1) 1,118,291 132,238
389,068
Health Care Equipment & Supplies 2.6%
Align Technology (1) 486,336 100,725
Insulet (1) 570,105 130,782
Intuitive Surgical (1) 3,044,196 570,604
Stryker  1,765,841 357,654
1,159,765
Health Care Providers & Services 6.1%
Cigna  1,289,979 357,930
HCA Healthcare  1,009,182 185,478
Humana  1,015,382 492,653
UnitedHealth Group  3,289,129 1,661,142
2,697,203
Life Sciences Tools & Services 0.7%
Avantor (1) 8,428,312 165,195
Danaher  560,527 144,778
309,973
Pharmaceuticals 2.1%
AstraZeneca, ADR  2,026,339 111,125
Eli Lilly  2,506,937 810,618
921,743
Total Health Care 5,477,752

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 4.2%
Aerospace & Defense 0.7%
Airbus (EUR)  3,419,599 294,771
294,771
Air Freight & Logistics 0.5%
FedEx  1,433,614 212,849
212,849
Commercial Services & Supplies 0.3%
Cintas  350,014 135,872
135,872
Electrical Equipment 0.5%
Generac Holdings (1) 1,328,456 236,651
236,651
Industrial Conglomerates 0.8%
Roper Technologies  1,008,983 362,871
362,871
Professional Services 0.9%
TransUnion  3,977,527 236,623
Verisk Analytics  885,259 150,963
387,586
Road & Rail 0.5%
Old Dominion Freight Line  843,034 209,722
209,722
Total Industrials & Business Services 1,840,322
INFORMATION TECHNOLOGY 42.1%
Communications Equipment 0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(2)(3) 219,911 4,223
4,223
Electronic Equipment, Instruments & Components 1.0%
Teledyne Technologies (1) 1,361,672 459,524
459,524
IT Services 7.0%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $176,501 (1)(2)(3) 46,308,995 91,228
Block, CDI (AUD) (1) 2,299,913 120,725
Fiserv (1) 6,238,825 583,767
Global Payments  1,882,877 203,445
Mastercard, Class A  3,153,499 896,666
MongoDB (1) 465,841 92,497

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
One97 Communications, Acquisition Date: 12/3/19, Cost $98,340
(INR) (1)(3) 3,862,780 28,802
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)(2)(3) 1,489,660 34,322
Visa, Class A  5,777,585 1,026,388
3,077,840
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices (1) 7,359,796 466,317
ASML Holding  1,932,694 802,744
NVIDIA  6,325,882 767,899
2,036,960
Software 20.3%
Atlassian, Class A (1) 1,705,384 359,137
Bill.com Holdings (1) 513,031 67,910
Black Knight (1) 5,514,215 356,935
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709 (1)
(2)(3) 35,624 34,019
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(2)(3) 81,931 30,297
Celonis, EC, Acquisition Date: 8/12/21, Cost $31 (1)(2)(3) 30,685 31
Ceridian HCM Holding (1) 2,780,108 155,352
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $174,729 (1)(2)(3) 265,093 220,022
HashiCorp, Class A (1) 571,272 18,389
Intuit  2,659,876 1,030,223
Microsoft  22,440,073 5,226,293
Salesforce (1) 4,891,776 703,633
SentinelOne, Class A (1) 7,048,628 180,163
ServiceNow (1) 1,634,055 617,036
8,999,440
Technology Hardware, Storage & Peripherals 9.2%
Apple  29,467,019 4,072,342
4,072,342
Total Information Technology 18,650,329
Total Common Stocks (Cost $27,254,262) 42,670,571
CONVERTIBLE BONDS 0.0%
Redwood Materials, 9/24/23, Acquisition Date: 6/7/22,
Cost $3,270 (1)(2)(3) 3,270,005 3,270
Total Convertible Bonds (Cost $3,270) 3,270

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 3.1%
COMMUNICATION SERVICES 0.9%
Interactive Media & Services 0.9%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $107,809 (1)
(2)(3) 2,187,317 387,020
Total Communication Services 387,020
CONSUMER DISCRETIONARY 0.4%
Diversified Consumer Services 0.3%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(2)(3) 38,994 118,326
118,326
Internet & Direct Marketing Retail 0.1%
Maplebear DBA Instacart, Series A, Acquisition Date: 11/18/20,
Cost $3,902 (1)(2)(3) 63,959 3,101
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $43,633 (1)(2)(3) 907,275 43,984
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $16,926 (1)(2)(3) 135,412 6,565
53,650
Total Consumer Discretionary 171,976
INFORMATION TECHNOLOGY 1.4%
Software 1.4%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,400 (1)(2)(3) 1,408 1,345
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)(2)(3) 584 558
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(2)(3) 58 55
Celonis, Series D, Acquisition Date: 6/17/21, Cost $79,065 (1)(2)
(3) 213,811 79,065
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $77,826 (1)
(2)(3) 415,548 43,720
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(2)(3) 4,605,200 133,551
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(2)(3) 2,619,004 75,951
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(2)(3) 6,914,757 144,143
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)(2)(3) 1,628,640 33,950
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(2)(3) 1,337,376 68,915
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)(2)
(3) 640,558 58,753
Total Information Technology 640,006

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 0.4%
Chemicals 0.4%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(2)(3) 1,538,629 120,013
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)(2)
(3) 1,320,595 41,163
Total Materials 161,176
Total Convertible Preferred Stocks (Cost $997,484) 1,360,178
PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.5%
Dr Ing hc F Porsche (EUR) (1) 2,775,280 224,393
Total Consumer Discretionary 224,393
Total Preferred Stocks (Cost $223,752) 224,393
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 173,235,282 173,235
Total Short-Term Investments (Cost $173,235) 173,235
Total Investments in Securities 100.4%
(Cost $28,652,003) $ 44,431,647
Other Assets Less Liabilities (0.4)% (177,618)
Net Assets 100.0% $ 44,254,029
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,914,125 and represents 4.3% of net assets.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Growth Stock Fund

ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Rivian Automotive, Class A ^^ $ 689,791 $ (3,067,066) $ —
SentinelOne, Class A  — (168,467) —
T. Rowe Price Government Reserve Fund, 3.07% — — 5,615
Totals $ 689,791 # $ (3,235,533) $ 5,615 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Rivian Automotive, Class A ^^ $ * $ 696,141 $ 694,900 $ *
SentinelOne, Class A  * 31,592 3,508 *
T. Rowe Price Government
Reserve Fund, 3.07% 1,078,675 ¤ ¤ 173,235
Total $ 173,235 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $5,615 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $173,235.
^^ Includes previously reported affiliates Rivian Automotive acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Growth Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Growth Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2022, totaled $(246,330,000) for the period ended September 30, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 41,704,398 $ 444,298 $ 521,875 $ 42,670,571
Convertible Bonds — — 3,270 3,270
Convertible Preferred Stocks — — 1,360,178 1,360,178
Preferred Stocks — 224,393 — 224,393
Short-Term Investments 173,235 — — 173,235
Total $ 41,877,633 $ 668,691 $ 1,885,323 $ 44,431,647
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 779,052 $ (257,208) $ 31 $ 521,875
Convertible Bonds — — 3,270 3,270
Convertible Preferred Stocks 1,349,300 10,878 — 1,360,178
Total $ 2,128,352 $ (246,330) $ 3,301 $ 1,885,323

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 521,875 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.6x
– 12.6x
5.2x Increase
Sales growth
rate
17%
– 74%
33% Increase
Enterprise
value to gross
profit multiple
16.4x
– 21.7x
17.8x Increase
Gross profit
growth rate
20% 20% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.4x
0.3x Increase
Gross
merchandise
value growth
rate
18%
– 19%
18% Increase
Price-to-
earnings
multiple
7.1x
– 19.9x
12.8x Increase
Price-to-
earnings
growth rate
(42%) (42%) Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,360,178 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
2.6x
– 12.6x
5.0x Increase
Sales growth
rate
57%
– 74%
67% Increase
Enterprise
value to gross
profit multiple
10.1x
– 16.5x
12.0x Increase
Gross profit
growth rate
59% 59% Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.7x
0.5x Increase
Gross
merchandise
value growth
rate
18%
– 30%
25% Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F40-054Q3 09/22
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Bonds
$ 3,270 Recent
comparable
transaction
price(s)
—# —# —# —#